UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             June 30, 2001
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               IPS Advisory, Inc.
Address:            1225 Wesgarber Road
                    Suite S-380
                    Knoxville, Tennessee  37902

Form 13F File Number:    28-5261


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Gregory D'Amico
     Title:         President
     Phone:         (800) 232-9142

Signature, Place, and Date of Signing:

       /s/ Gregory D'Amico             Knoxville, Tennessee         7/11/01
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         106
                                             -------------------------

Form 13F Information Table Value Total:      $  290,140
                                             -------------------------
                                               (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7        COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                                                               --------------------
                              TITLE OF                  VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER
       NAME OF ISSUER           CLASS      CUSIP      (x$1,000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
       --------------           -----      -----      ---------   --------  ---  ----   ----------   --------   ----    ------  ----
AXT Inc.                        COM       00246W103       2321     86937    SH             SOLE                 86937
Adobe Syst.                     COM       00724F101       1607     34200    SH             SOLE                 34200
Affymetrix                      COM       008216108        904     41000    SH             SOLE                 41000
Agilent Tech.                   COM       00846U101       1173     36100    SH             SOLE                 36100
Altera                          COM       021441100       1276     44000    SH             SOLE                 44000
Amdocs                          COM       G02602103       7197    133650    SH             SOLE                133650
Anadarko Petroleum              COM       032511107        539     10000    SH             SOLE                 10000
Analog Devices                  COM       032654105       5045    116645    SH             SOLE                116645
Applied Biosystems              COM       038020103       4188    156547    SH             SOLE                156547
Applied Micro Circuits          COM       03882W109         94      5480    SH             SOLE                  5480
Astro Power                     COM       04644A101       4420     84780    SH             SOLE                 84780
Avanex                          COM       05348W109       1509    155558    SH             SOLE                155558
BEA Syst.                       COM       073325102       1189     38701    SH             SOLE                 38701
Barra Inc.                      COM       068313105       2306     58900    SH             SOLE                 58900
Bed Bath & Beyond               COM       075896100       2786     89300    SH             SOLE                 89300
Broadwing                       COM       111620100       2005     82000    SH             SOLE                 82000
Brocade Comms.                  COM       111621108       4875    110825    SH             SOLE                110825
CVS Corp.                       COM       126650100       2482     64300    SH             SOLE                 64300
Calpine Corp.                   COM       131347106      12680    335455    SH             SOLE                335455
Caminus                         COM       133766105        593     22000    SH             SOLE                 22000
Capstone Turbine                COM       14067D102       5853    264965    SH             SOLE                264965
Celera Genomics                 COM       038020202       1190     30000    SH             SOLE                 30000
Checkpoint Software             COM       M22465104       5725    113214    SH             SOLE                113214
Ciena Corp.                     COM       171779101        760     20000    SH             SOLE                 20000
Citigroup                       COM       172967101       4314     81650    SH             SOLE                 81650
Comverse Tech.                  COM       205862402       7655    134063    SH             SOLE                134063
Corvis                          COM       221009103         44     10000    SH             SOLE                 10000
Cree Inc.                       COM       225447101       4601    175965    SH             SOLE                175965
Cross Timbers                   COM       98385X106        215     15000    SH             SOLE                 15000
DPL Inc.                        COM       233293109        449     15500    SH             SOLE                 15500
Dominion Res.                   COM       25746U109       4917     81765    SH             SOLE                 81765
Duke Energy                     COM       264399106       5087    130390    SH             SOLE                130390
Dynegy                          COM       26816Q101       4803    105550    SH             SOLE                105550
EBay                            COM       278642103          7       100    SH             SOLE                   100
EMC Corp.                       COM       268648102       4269    145965    SH             SOLE                145965
El Paso Gas                     COM       28336L109       5257    100060    SH             SOLE                100060
Emerson Electr.                 COM       291011104       1300     21490    SH             SOLE                 21490
Emulex                          COM       292475209       1408     34850    SH             SOLE                 34850
Enron Corp.                     COM       293561106       9515    193792    SH             SOLE                193792
Exelon                          COM       30161N10        3912     61010    SH             SOLE                 61010
Factset Res.                    COM       303075105        785     22000    SH             SOLE                 22000
FleetBoston Financial           COM       339030108       2928     74215    SH             SOLE                 74215
Flextronics                     COM       Y2573F102        561     21500    SH             SOLE                 21500
Fuelcell Energy                 COM       35952H106       2106     91210    SH             SOLE                 91210
Gemstar-TV                      COM       G3788V106        852     20000    SH             SOLE                 20000
General Electric                COM       369604103        249      5100    SH             SOLE                  5100
I2 Technologies                 COM       465754109        907     45795    SH             SOLE                 45795
International Rectifier         COM       460254105       4609    135155    SH             SOLE                135155
Internet Security Systems       COM       46060x107       2537     52250    SH             SOLE                 52250
Intersil                        COM       46069S109       3408     93615    SH             SOLE                 93615
Interwoven                      COM       46114T102       3069    181575    SH             SOLE                181575
Invitrogen Corp                 COM       46185R100       5697     79350    SH             SOLE                 79350
JDS Uniphase                    COM       46612J101        336     26860    SH             SOLE                 26860
JP Morgan                       COM       46625H100       1924     43145    SH             SOLE                 43145
Juniper Networks                COM       48203R104         73      2350    SH             SOLE                  2350
Key Corp                        COM       493267108       1624     62350    SH             SOLE                 62350
Keyspan Corp                    COM       49337W100       1528     41875    SH             SOLE                 41875
Kinder Morgan                   COM       49455P101        251      5000    SH             SOLE                  5000
Kopin                           COM       500600101       3195    263200    SH             SOLE                263200
Lehman Brothers                 COM       524908100       1545     20000    SH             SOLE                 20000
MDU Resources                   COM       552690109       1582     50000    SH             SOLE                 50000
Maxwell Technologies            COM       577767106        963     43175    SH             SOLE                 43175
McData Corp A                   COM       580031201       4520    257528    SH             SOLE                257528
Mercury Interactive             COM       589405109       1369     22850    SH             SOLE                 22850
Michaels Stores                 COM       594087108       1313     32030    SH             SOLE                 32030
Micromuse                       COM       595094103       4155    148450    SH             SOLE                148450
Microsemi                       COM       595137100       5671     79875    SH             SOLE                 79875
Mirant Corp                     COM       604675108       2064     60000    SH             SOLE                 60000
NRG Energy                      COM       529377102          4       200    SH             SOLE                   200
Nicor                           COM       654086107       3898    100000    SH             SOLE                100000
Nisource                        COM       65473P105       3946    144400    SH             SOLE                144400
Noble Drilling                  COM       655042109        328     10000    SH             SOLE                 10000
Nokia                           COM       654902204       1567     70625    SH             SOLE                 70625
North Fork Bankcorp             COM       659424105       2620     84500    SH             SOLE                 84500
Nvidia Corp                     COM       67066G104       2784     30015    SH             SOLE                 30015
Oni Sys                         COM       68273F103       3199    114675    SH             SOLE                114675
Openwave Sys                    COM       683718100       2951     85050    SH             SOLE                 85050
Orbotech                        COM       M75253100        415     12000    SH             SOLE                 12000
Pixelworks                      COM       72581M107       6298    176220    SH             SOLE                176220
Qlogic                          COM       747277101       5417     84045    SH             SOLE                 84045
Qualcomm                        COM       747525103       3841     65680    SH             SOLE                 65680
RF Microdevices                 COM       749941100       9695    359475    SH             SOLE                359475
RSA Security                    COM       749719100       2402     77625    SH             SOLE                 77625
Reliant Energy                  COM       75952J108        420     13035    SH             SOLE                 13035
Sandisk Corp                    COM       80004C101       6661    238835    SH             SOLE                238835
Siebel Systems                  COM       826170102       3542     75525    SH             SOLE                 75525
Solectron                       COM       834182107        732     40000    SH             SOLE                 40000
Sonus Networks                  COM       835916107        748     32000    SH             SOLE                 32000
Spinnaker Exploration           COM       84855W109        399     10000    SH             SOLE                 10000
Sprint Corp PCS                 COM       852061506        694     28730    SH             SOLE                 28730
Stone Energy                    COM       861642106        222      5000    SH             SOLE                  5000
Storage Networks                COM       8.62E+107       4462    262640    SH             SOLE                262640
Symantec                        COM       871503108       2510     57450    SH             SOLE                 57450
Symbol Technologies             COM       871508107       2287    103000    SH             SOLE                103000
Transmeta Corp                  COM       89376R109        447     80075    SH             SOLE                 80075
Transocean                      COM       G90078109        619     15000    SH             SOLE                 15000
Trustco Bank Corp               COM       898349105        610     45687    SH             SOLE                 45687
Tyco Intl                       COM       902124106       2909     53375    SH             SOLE                 53375
Ulticom                         COM       903844108        372     11000    SH             SOLE                 11000
Verisign                        COM       9.23E+106       7348    122440    SH             SOLE                122440
Veritas                         COM       92343P107        278     10000    SH             SOLE                 10000
Veritas Software                COM       923436109       7728    116165    SH             SOLE                116165
Webmethods                      COM       94768C108        927     43775    SH             SOLE                 43775
Wind River Systems              COM       973149107       1149     65810    SH             SOLE                 65810
Xilynx                          COM       983919101       4930    119550    SH             SOLE                119550
Zebra                           COM       989207105        491     10000    SH             SOLE                 10000

REPORT SUMMARY           106 DATA RECORDS             $290,140                      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


